Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Stock-based Compensation
Activity in stock option plans

		Yen	Years	Thousands of Yen
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2024	436,000	¥1,193	1.1	¥68,109
Exercisable at December 31, 2024	436,000	1,193	1.1	68,109
Forfeited/Expired	(2,500)	1,360
Outstanding at June 30, 2025	433,500	1,183	2.1	—
Exercisable at June 30, 2025	433,500	¥1,183	2.1	¥—